Schedule of valuation assumption on warrants derivative (Details) - $ / shares				12 Months Ended
	Nov. 30, 2022	Aug. 09, 2022	Feb. 10, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Exercise price in USD		$ 0.50	$ 212.50	$ 212.50
Share price in USD			$ 100.00	$ 3.85
Time to maturity			6 years	5 years 1 month 6 days
Expected volatility			80.00%	90.00%
Risk free interest rate (US treasury bond)			1.99%	4.00%
Dividend yield
Series A warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price in USD	$ 5.00			$ 5.00
Share price in USD	$ 4.71			$ 3.85
Time to maturity	5 years 6 months			5 years 4 months 24 days
Expected volatility	90.00%			85.00%
Risk free interest rate (US treasury bond)	3.80%			3.90%
Dividend yield
Series B warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price in USD	$ 5.00			$ 5.00
Share price in USD	$ 4.71			$ 3.85
Time to maturity	2 years 6 months			2 years 4 months 24 days
Expected volatility	90.00%			90.00%
Risk free interest rate (US treasury bond)	4.21%			4.30%
Dividend yield
Underwriter Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price in USD	$ 6.25			$ 5.00
Share price in USD	$ 4.71			$ 3.85
Time to maturity	5 years 6 months			5 years 4 months 24 days
Expected volatility	90.00%			90.00%
Risk free interest rate (US treasury bond)	3.90%			4.00%
Dividend yield